Business Acquisition (Detail) (USD $)	3 Months Ended									12 Months Ended			2 Months Ended	7 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2014	Aug. 31, 2012	Jul. 01, 2014	Jan. 31, 2012	Sep. 04, 2012	Sep. 02, 2013	Dec. 02, 2013	Dec. 31, 2013	Sep. 02, 2014
Business Acquisitions
Goodwill	$ 198,649,000	$ 202,299,000				$ 139,526,000				$ 202,299,000	$ 139,526,000	$ 128,353,000	$ 202,299,000	$ 128,353,000
Business Combination, Acquisition Related Costs	1,100,000				600,000					6,000,000	2,700,000
Net sales	615,053,000	627,358,000	645,735,000	588,508,000	585,397,000	537,288,000	548,589,000	515,440,000	532,085,000	2,446,998,000	2,133,402,000	2,081,272,000
Income before taxes										72,332,000	53,732,000	66,827,000
Net income attributable to A. Schulman, Inc.	13,158,000	15,172,000	19,091,000	6,859,000	15,071,000	(2,682,000)	5,217,000	11,785,000	11,779,000	56,193,000	26,099,000	50,887,000
Inventory step up adjustments before taxes	341,000				417,000					1,468,000	138,000	677,000
Specialty plastics business of Ferro Corporation [Member]
Business Acquisitions
Business Combination, Cost of Acquistion, Purchase Price															91,000,000
Accounts receivable															27,850,000
Inventories															12,800,000
Prepaid expenses and other current assets															415,000
Property, plant and equipment															20,049,000
Intangible assets															26,985,000
Total assets acquired															88,099,000
Accounts payable															15,247,000
Accrued payroll, taxes and related benefits															1,552,000
Other accrued liabilities															706,000
Other long-term liabilities															181,000
Total liabilities assumed															17,686,000
Identifiable net assets acquired															70,413,000
Goodwill															20,587,000
Finite-lived intangible asset, useful life										13 years 7 months 6 days			13 years 7 months 6 days
Gross contractual amount of acquired receivables															28,000,000
Business Acquisition, Pro Forma Revenue					624,872,000					2,580,646,000	2,289,719,000
Business Acquisition, Pro Forma Net Income (Loss)					16,075,000					65,639,000	33,480,000
Business Acquisition, Pro Forma Earnings Per Share, Diluted					$ 0.55					$ 2.24	$ 1.14
Net sales													25,351,000
Income before taxes													1,644,000
Net income attributable to A. Schulman, Inc.													1,475,000
Inventory step up adjustments before taxes													600,000
Additional costs from fixed and intangible assets from business combination													600,000
Specialty plastics business of Ferro Corporation [Member] | Scenario, Previously Reported [Member]
Business Acquisitions
Business Combination, Cost of Acquistion, Purchase Price															91,000,000
Accounts receivable															27,870,000
Inventories															12,800,000
Prepaid expenses and other current assets															415,000
Property, plant and equipment															21,025,000
Intangible assets															26,985,000
Total assets acquired															89,095,000
Accounts payable															15,327,000
Accrued payroll, taxes and related benefits															1,552,000
Other accrued liabilities															638,000
Other long-term liabilities															181,000
Total liabilities assumed															17,698,000
Identifiable net assets acquired															71,397,000
Goodwill															19,603,000
Elian S A S [Member]
Business Acquisitions
Business Combination, Cost of Acquistion, Purchase Price																66,500,000
Business Acquisition, Pro Forma Revenue												2,097,043,000
Business Acquisition, Pro Forma Net Income (Loss)												52,423,000
Business Acquisition, Pro Forma Earnings Per Share, Diluted												$ 1.77
Net sales														20,306,000
Income before taxes														640,000
Net income attributable to A. Schulman, Inc.														402,000
Inventory step up adjustments before taxes														700,000
Additional costs from fixed and intangible assets from business combination														2,300,000
Repayment of debt of acquired entity included in purchase consideration																4,300,000
E.C.M. Plastics Inc. [Member]
Business Acquisitions
Business Combination, Cost of Acquistion, Purchase Price																	36,800,000
The Perrite Group [Member]
Business Acquisitions
Business Combination, Cost of Acquistion, Purchase Price																		51,300,000
Network Polymers, Inc. [Member]
Business Acquisitions
Business Combination, Cost of Acquistion, Purchase Price																			49,200,000
Prime Colorants [Member]
Business Acquisitions
Business Combination, Cost of Acquistion, Purchase Price																				15,100,000
Compco Pty. Ltd. [Member]
Business Acquisitions
Business Combination, Cost of Acquistion, Purchase Price																					$ 6,700,000